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                       EASTERN POINT ADVISORS TWENTY FUND


                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2002

A MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Shareholder,

During recent years, investors have been faced with a multitude of events that have created an environment that was both enjoyable, and at times, extremely trying. The technology sector generated what was perhaps the strongest bull market in history. We experienced both dot.com growth and the dot.com bomb. We continue to experience one of the most difficult bear markets ever, coupled with the tragedy of September 11th, the War on Terror, the Enron Scandal and increasing unrest in the Middle East.

Understandably, many investors remain on the sidelines with in excess of $6 trillion currently sitting in cash and cash equivalents. While all of this money isn't earmarked for equities, a great deal of it is, and we believe that the Eastern Point Advisors Twenty Fund merits serious consideration. J. Paul Getty once said, "If you want to make money, really big money, do what nobody else is doing."

The Eastern Point Advisors Twenty Fund purchases stock in companies with strong fundamentals and a high survival bias that should reward the Fund's investors with significant returns. This strategy has allowed the Fund to enjoy superior returns over the past six months. Additionally, we believe that attractive buying opportunities exist in stocks and continue to seek out those that can significantly contribute to growth over the long term.

Thank you for your support. We will continue to strive to earn your confidence.



Sincerely,

/S/ Frederick F. Sears, Jr.

Frederick F. Sears, Jr., Portfolio Manager
Eastern Point Advisors Twenty Fund

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                               March 31, 2002 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                    MARKET VALUE
   SHARES                                                            (NOTE 2A)
------------                                                        ------------

            COMMON STOCKS -- 98.3%
    9,000   AES Corporation+ .....................................    $   81,000
    3,200   Barr Laboratories, Inc.+ .............................       210,624
    6,200   Boeing Company .......................................       299,150
    5,000   Coors (Adolph)Company, Class B .......................       337,350
   16,000   Fleming Companies, Inc. ..............................       358,400
    7,300   Genlyte Group, Inc.+ .................................       274,188
   13,400   Intrawest Corporation ................................       242,138
   16,600   IVAX Corporation .....................................       266,430
    8,700   J & J Snack Foods Corp.+ .............................       325,206
   19,000   Jack in the Box, Inc.+ ...............................       563,350
    5,000   Loews Corporation ....................................       292,900
    1,140   M.D.C. Holdings, Inc. ................................        49,248
   22,500   Medical Action Industries, Inc.+ .....................       292,050
    7,000   Men's Wearhouse, Inc.+ ...............................       163,450
    2,200   Mobile Mini, Inc.+ ...................................        70,796
    6,600   Nasdaq-100 Index Tracking Stock+ .....................       237,996
   17,800   Quiksilver, Inc.+ ....................................       389,464
    5,100   RARE Hospitality International, Inc.+ ................       129,642
   11,000   RehabCare Group, Inc.+ ...............................       313,500
   12,300   Rent-A-Center, Inc.+ .................................       628,407
   22,500   REX Stores Corporation+ ..............................       409,500
    4,500   ScanSource, Inc.+ ....................................       270,515
   24,000   Steven Madden, Ltd.+ .................................       420,000
   14,100   Stewart & Stevenson Services, Inc. ...................       272,835
    6,400   Syncor International Corporation+ ....................       174,400
    6,100   Teleflex, Inc. .......................................       333,487
    9,000   Triumph Group, Inc.+ .................................       352,800
   19,350   Ultimate Electronics, Inc.+ ..........................       542,768
   17,800   Wackenhut Corrections Corporation+ ...................       267,000
    7,400   Woodward Governor Company ............................       509,120
                                                                      ----------
            Total Common Stocks (Cost $7,074,457) ................     9,077,714
                                                                      ----------
              TOTAL INVESTMENTS -- 98.3%
              (Cost $7,074,457*) .................................     9,077,714
              OTHER ASSETS AND LIABILITIES (NET) -- 1.7% ..........      158,882
                                                                      ----------
              NET ASSETS -- 100.0% ................................   $9,236,596
                                                                      ==========
---------------------------------
+ Non-income producing security.
* Aggregate cost for Federal tax purposes.

INDUSTRY DIVERSIFICATION
   ON MARCH 31, 2002, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:
                         % OF TOTAL                      % OF TOTAL
                   INVESTMENT IN SECURITIES      INVESTMENT IN SECURITIES
                   ------------------------      ------------------------
   Electronic Components        16.99%      Diversified               6.90%
   Health Care/Pharmaceuticals  13.85%      Building Products         3.56%
   Food/Beverage                11.25%      Machinery                 3.01%
   Retail/Apparel/Footwear      10.72%      Distribution              2.98%
   Leisure/Recreation           10.30%      Social Services           2.94%
   Rental/Leasing                7.70%      NASDAQ-100 Tracking Stock 2.62%
   Aerospace/Defense             7.18%
                                                                    -------
   TOTAL INVESTMENTS                                                100.00%
                                                                    =======

             Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                   March 31, 2002 (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost $7,074,457) (Note 2) ...............   $9,077,714
  Receivable for investment securities sold ......................      290,633
  Receivable for capital stock sold ..............................      173,647
  Prepaid expenses and other assets ..............................        9,502
                                                                     ----------
  Total Assets ...................................................    9,551,496
                                                                     ----------

LIABILITIES:
  Payable for investment securities purchased ....................       68,800
  Payable for capital stock redeemed .............................       50,660
  Payable to Advisor (Net) .......................................       12,429
  Due to Custodian ...............................................      133,092
  Distribution fee payable (Note 5) ..............................        2,446
  Accrued expenses ...............................................       47,473
                                                                     ----------
  Total Liabilities ..............................................      314,900
                                                                     ----------
  NET ASSETS .....................................................   $9,236,596
                                                                     ==========

NET ASSETS, CONSIST OF:
  Par value (Note 1) .............................................   $      773
  Paid-in capital (Note 1) .......................................   10,762,685
  Undistributed net investment loss ..............................     (190,086)
  Accumulated net realized loss on investments sold ..............   (3,340,033)
  Unrealized appreciation on investments .........................    2,003,257
                                                                     ----------
  Total Net Assets ...............................................   $9,236,596
                                                                     ==========

NET ASSETS
  Class A ........................................................   $8,352,551
  Class C ........................................................      884,045
                                                                     ----------
  Total ..........................................................   $9,236,596
                                                                     ==========

SHARES OUTSTANDING
  Class A ........................................................      694,264
  Class C ........................................................       79,109
                                                                     ----------
  Total ..........................................................      773,373
                                                                     ==========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE

  Class A ........................................................       $12.03*
                                                                     ==========
  Class C ........................................................   $    11.17
                                                                     ==========

 ------------------------
  *  Maximum offering per share ($12.03 / 0.9425 = $12.76)

             Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------

                                                        For the Six Months Ended
STATEMENT OF OPERATIONS                               March 31, 2002 (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income (Note B) .......................................   $    1,921
  Dividend income (Note B) .......................................       13,870
                                                                     ----------
  Total Investment Income ........................................       15,791
                                                                     ----------

EXPENSES:
  Investment advisory fees (Note 3) ..............................       60,751
  Administration fees (Note 4) ...................................       33,439
  Distribution fees (Note 5)
     Class A .....................................................        9,022
     Class C .....................................................        4,413
  Transfer agent fees ............................................       70,139
  Accounting fees ................................................       18,815
  Registration and filing fees ...................................       13,990
  Custodian fees .................................................        6,831
  Legal and Audit fees ...........................................        4,492
  Trustees' fees and expenses ....................................        2,795
  Other expenses .................................................        8,861
                                                                     ----------
  Total Gross Expenses ...........................................      233,548
  Less: Expenses reimbursed ......................................      (27,672)
                                                                     ----------
  Net Expenses ...................................................      205,876
                                                                     ----------
NET INVESTMENT LOSS ..............................................     (190,085)
                                                                     ----------

REALIZED AND UNREALIZED GAIN
   FROM INVESTMENTS (NOTE 2):
  Net realized loss on investments sold ..........................     (397,007)
  Unrealized appreciation on investments .........................    3,113,982
                                                                     ----------
  Net realized and unrealized gain on investments ................    2,716,975
                                                                    -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .....................................   $2,526,890
                                                                     ==========

             Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        FOR THE SIX MONTHS ENDED
                                              MARCH 31, 2002  FOR THE YEAR ENDED
                                                (UNAUDITED)   SEPTEMBER 30, 2001
                                        -------------------- -------------------
NET ASSETS, AT BEGINNING OF PERIOD ...........  $7,126,522          $10,939,319
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS:
  Net investment loss ........................    (190,085)            (377,496)
  Net realized loss on investments sold ......    (397,007)          (2,623,879)
  Net change in unrealized
    appreciation/(depreciation)
     on investments ..........................   3,113,982           (1,901,744)
                                               -----------           ----------
  Net increase/(decrease) in net assets
     resulting from operations ...............   2,526,890           (4,903,119)
                                               -----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Capital Gains
  Class A ....................................         --              (251,344)
  Class C ....................................         --               (34,347)
                                               -----------           ----------
    Total Distributions to Shareholders ......         --              (285,691)
                                               -----------           ----------
CAPITAL STOCK TRANSACTIONS
CLASS A
  Shares sold ................................   1,958,779            3,140,303
  Shares issued as reinvestment of dividends           --               239,501
  Shares redeemed ............................  (2,147,732)          (2,114,034)
                                               -----------           ----------
     Net increase/(decrease) in Class A shares    (188,953)           1,265,770
                                               -----------           ----------
CLASS C
  Shares sold ................................      26,661              387,351
  Shares issued as reinvestment of dividends .         --                33,818
  Shares redeemed ............................    (254,524)            (310,926)
                                               -----------           ----------
     Net increase/(decrease) in Class C shares    (227,863)             110,243
                                               -----------           ----------
  Net increase/(decrease) in net assets
     from capital stock transactions .........    (416,816)           1,376,013
                                               -----------           ----------
  Net increase/(decrease) in net assets ......   2,110,074           (3,812,797)
                                               -----------           ----------
  NET ASSETS, AT END OF PERIOD ...............  $9,236,596           $7,126,522
                                               ===========           ==========
 CAPITAL SHARE TRANSACTIONS:
CLASS A
  Shares sold ................................     184,388              263,629
  Shares issued as reinvestment of dividends .         --               22,425
  Shares redeemed ............................    (204,551)            (193,730)
                                               -----------           ----------
     Net increase/(decrease) in Class A
         shares outstanding ..................     (20,163)              92,324
                                               ===========           ==========
CLASS C
  Shares sold ................................       2,741               35,570
  Shares issued as reinvestment of dividends .         --                 3,392
  Shares redeemed ............................     (26,134)             (30,040)
                                               -----------           ==========
     Net increase/(decrease) in Class C
         shares outstanding ..................     (23,393)               8,922
                                               ===========           ==========
  Increase/(decrease) in shares outstanding ..     (43,556)             101,246
                                               ===========           ==========

             Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout the period.
                                                  FOR THE SIX MONTHS ENDED
                                                        MARCH 31, 2002
                                                         (UNAUDITED)
                                                  ------------------------
                                                 CLASS A             CLASS C
                                                 -------             -------
Net Asset Value, beginning of period .......     $  8.80             $  8.17
                                                 -------             -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (c) ....................       (0.23)              (0.27)
Net realized and unrealized gain/(loss)
   on investments (c) ......................        3.46                3.27
                                                 -------             -------
Total from Investment Operations ...........        3.23                3.00
                                                 -------             -------
DISTRIBUTIONS TO SHAREHOLDERS:
From capital gains .........................          --                  --
                                                 -------             -------
Total Distributions ........................          --                  --
                                                 -------             -------
Net Asset Value, end of period                   $ 12.03             $ 11.17
                                                 =======             =======
Total Return ...............................       36.70%(b)           36.72%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s) ...........     $ 8,353             $   884
Ratios to average net assets:
Net investment loss (a) ....................       (4.61)%             (5.36)%
Operating expenses (a) .....................        5.00%               5.75%

Operating expenses excluding
   reimbursement (a) .......................        5.68%               6.43%
Net investment loss excluding
   reimbursements (a) ......................       (5.29)%            (6.04)%
Portfolio Turnover Rate ....................         184%(b)             184%(b)

--------------------------------------------------------------------------------
(a)  Annualized.
(b)  Not annualized.
(c)  Based on weighted average share method.
(d)  Total return from Inception.
(e) The Eastern Point Advisors Twenty Fund SEC effective, October 18, 1999. Class A commenced operations on October 19, 1999
       Class C commenced operations on October 29, 1999

             Please see accompanying notes to financial statements.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                                      FOR THE YEAR ENDED                     FOR THE PERIOD ENDED
                                                      SEPTEMBER 30, 2001                    SEPTEMBER 30, 2000 (e)
                                                      ------------------                    ----------------------
                                                 CLASS A             CLASS C             CLASS A             CLASS C
                                                 -------             -------             -------             -------
Net Asset Value, beginning of period .......     $ 15.41             $ 14.44             $ 10.00             $ 10.00
                                                 -------             -------             -------             -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (c) ....................       (0.46)              (0.53)              (0.65)              (0.74)
Net realized and unrealized gain/(loss)
   on investments (c) ......................       (5.79)              (5.38)               6.06                5.18
                                                 -------             -------             -------             -------
Total from Investment Operations ...........       (6.25)              (5.91)               5.41                4.44
                                                 -------             -------             -------             -------
DISTRIBUTIONS TO SHAREHOLDERS:
From capital gains .........................       (0.36)              (0.36)                 --                  --
                                                 -------             -------             -------             -------
Total Distributions ........................       (0.36)              (0.36)                 --                  --
                                                 -------             -------             -------             -------
Net Asset Value, end of period .............     $  8.80             $  8.17             $ 15.41             $ 14.44
                                                 =======             =======             =======             =======
Total Return ...............................      (40.96)%            (41.37)%             54.10%(d)           44.40%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000s) ...........     $ 6,289             $   837             $ 9,587             $ 1,352
Ratios to average net assets:
Net investment loss (a) ....................       (4.11)%             (4.86)%             (4.64)%             (4.98)%
Operating expenses (a) .....................        5.00%               5.75%               5.00%               5.34%

Operating expenses excluding
   reimbursement (a) .......................        5.15%               5.90%               7.07%               7.82%
Net investment loss excluding
   reimbursements (a) ......................       (4.26)%             (5.01)%             (6.71)%             (7.46)%
Portfolio Turnover Rate ....................         674%                674%                606%                606%

--------------------------------------------------------------------------------

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                         March 31, 2002 (unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION

    Eastern Point Advisors Funds Trust, formerly Investors Capital Funds Trust, (the "Trust") was organized as a Delaware business trust on July 14, 1999 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a non-diversified open-end management investment company. The Trust currently consists of one non-diversified series, the Eastern Point Advisors Twenty Fund (the "Fund").

    The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets.


(2) SIGNIFICANT ACCOUNTING POLICIES

    The Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Fund normally concentrates its investments in a core group of 20-30 common stocks. Due to the inherent risk in any investment program, the Fund cannot ensure that the investment objectives will be realized.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


    A. SECURITIES VALUATION
       The Fund determines its net asset value per share (NAV) each business day at the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of the Fund listed or traded on a

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS             March 31, 2002 (unaudited) (continued)
--------------------------------------------------------------------------------
       stock exchange are valued at the last sale prices on its principal exchange. If no sale price is reported, the last bid price is used. Securities traded over-the-counter are priced at the last available bid price. The Fund may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Fund's Advisor any quotation of market price is not representative of true market value.


    B. SECURITIES TRANSACTIONS AND RELATED INCOME
       Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.


    C. DISTRIBUTIONS TO SHAREHOLDERS
       The Fund will distribute substantially all net investment income and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund to comply with the requirements of Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax to the Fund. Therefore, no Federal income or excise tax provision is required.


(3) INVESTMENT ADVISOR

    Eastern Point Advisors, Inc. serves as the Fund's Advisor. Pursuant to the terms of the Investment Advisory Agreement, Eastern Point Advisors shall have full discretion to manage the assets of the Fund in accordance with its investment objective. As compensation for its services Eastern Point Advisors receives, on a monthly basis, an investment advisory fee calculated at the annual rate of 1.50% of the Fund's average daily net assets.

    Eastern Point Advisors has also voluntarily agreed to waive its advisory fees or reimburse other Fund expenses so that the Fund's annual operating expenses will not exceed 5.00% for Class A shares and 5.75% for Class C shares, of the Fund's average daily net assets. The waiver may be terminated by Eastern Point Advisors at any time.

    For the six months ended March 31, 2002, Eastern Point Advisors reimbursed expenses in the amount of $27,672.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS             March 31, 2002 (unaudited) (continued)
--------------------------------------------------------------------------------

(4) ADMINISTRATOR

    PFPC Inc. ("PFPC") (the "ADMINISTRATOR") serves as the Fund's administrator pursuant to a service agreement. Under the agreement, the Administrator provides the Fund with office space and personnel to assist the Fund in managing its daily business affairs.


(5) DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

    Investors Capital Corporation (the "DISTRIBUTOR") serves as the Fund's principal distributor pursuant to a Distribution Agreement. The Distributor is an affiliate of Eastern Point Advisors.

    CLASS A - The Class A shares of the Fund have adopted a Rule 12b-1 Distribution Plan (the "CLASS A PLAN") pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.25% per annum of the average daily net assets of the Class A shares of the Fund. The fees payable under the Class A Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class A shares, payments made for the preparation, printing and distributing advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

    CLASS C - The Class C shares of the Fund have also adopted a Rule 12b-1 Distribution Plan (the "CLASS C PLAN") pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.75% per annum of the average daily net assets of the Class C shares of the Fund. The fees payable under the Class C Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class C shares, payments made for the preparation, printing and distributing advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS             March 31, 2002 (unaudited) (continued)
--------------------------------------------------------------------------------

    The Class C Plan also provides that the Fund will compensate the Distributor with a servicing fee at the rate of 0.25% per annum of the average daily net assets of the Class C shares of the Fund. The servicing fee shall be used to pay, among other things: assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund's Class C shareholders.

    An officer of the Trust is also an officer of the Distributor and has more than 25% ownership interest in both Eastern Point Advisors and the Distributor.


    BROKER COMMISSIONS

    The Fund intends to place substantially all of its securities transactions through the distributor, which is an affiliate of the Fund, in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. Eastern Point advisors may also use non-affiliated brokers to execute portfolio transactions on behalf of the Fund. The Distributor provides brokerage services to the Fund. For the six months ended March 31, 2002, the Fund incurred $25,562 in brokerage commissions payable to the Distributor.

    During the six months ended March 31, 2002, the Distributor received underwriting fees of $3,931 and also retained dealer's commission of $23,243 in connection with the Fund's capital shares.

    Certain officers and Trustees of the Fund are affiliated persons of Eastern Point Advisors and the Distributor. No officer, Trustee or employee of Eastern Point Advisors, PFPC Inc., or any affiliate thereof, received any compensation from the Trust for serving as an officer or Trustee of the Trust.

Eastern Point Advisors Twenty Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS             March 31, 2002 (unaudited) (continued)
--------------------------------------------------------------------------------

(6) SECURITIES TRANSACTIONS

    For the six months ended March 31, 2002, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, was as follows:

                                                     PURCHASES         SALES
                                                     ---------        --------
    Eastern Point Advisors Twenty Fund             $14,169,669       $14,119,083

    The aggregate gross unrealized appreciation and depreciation, as computed on a Federal income tax basis, at March 31, 2002 is as follows:

                                          UNREALIZED      UNREALIZED
                                         APPRECIATION   (DEPRECIATION)    NET
                                         ------------   --------------   ------
    Eastern Point Advisors Twenty Fund    $2,041,051      $(37,794)   $2,003,257


(7) TAX MATTERS

    As of September 30, 2001, the Fund had no capital loss carryforward. This Fund had realized capital losses of $2,943,026 for financial reporting purposes, which have been deferred for Federal income tax purposes.

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                         BOARD OF TRUSTEES AND OFFICERS




Theodore E. Charles,                        Robert T. Martin,
President                                   Trustee

Timothy B. Murphy,                          John S. Rando,
Treasurer                                   Trustee

C. David Weller, Esq.,                      Arthur E. Stickney,
Secretary                                   Trustee
Legal Counsel

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                                   DISTRIBUTOR
                          Investors Capital Corporation
                          230 Broadway East, Suite 203
                               Lynnfield, MA 01940

                 CUSTODIAN                                 AUDITOR
           The Bank of New York               Briggs, Bunting & Dougherty, LLP
               1 Wall Street                  Two Penn Center Plaza, Suite 820
            New York, NY 10286                   Philadelphia, PA 19102-1732

                                 TRANSFER AGENT
                                    PFPC Inc.
                                211 S. Gulph Road
                            King of Prussia, PA 19406

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This report is submitted  for the general  information  of the  shareholders  of
Eastern Point Advisors Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
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A01-SAR3/02